Licensed Copyrights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Licensed Copyrights [Abstract]
Summary of Licensed Copyrights

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	32,038	(24,501)	(25)	7,512
—Sublicensing rights	4,633	(4,633)	—	—

	36,671	(29,134)	(25)	7,512

Less: current portion:
—Broadcasting rights	11,751	(10,501)	(25)	1,225
—Sublicensing rights	4,633	(4,633)	—	—

	16,384	(15,134)	(25)	1,225

Licensed copyrights—non-current
—Broadcasting rights	20,287	(14,000)	—	6,287
—Sublicensing rights	—	—	—	—

	20,287	(14,000)	—	6,287

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	37,511	(29,688)	(353)	7,470	1,145
—Sublicensing rights	5,963	(5,963)	—	—	—

	43,474	(35,651)	(353)	7,470	1,145

Less: current portion:
—Broadcasting rights	8,661	(7,592)	(34)	1,035	159
—Sublicensing rights	5,963	(5,963)	—	—	—

	14,624	(13,555)	(34)	1,035	159

Licensed copyrights—non-current
—Broadcasting rights	28,850	(22,096)	(319)	6,435	986
—Sublicensing rights	—	—	—	—	—

	28,850	(22,096)	(319)	6,435	986

Summary of Estimated Future Amortisation Expenses For Licensed Copyrights	Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$
	(In millions)
Within 1 year	3,681	564
Between 1 and 2 years	1,351	207
Between 2 and 3 years	804	123